Other income, net (Details) - Schedule of Other Income, Net - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Income, Net [Abstract]
Bank interest income	$ 80	$ 65
Government grants	46	31
Others		5
Total	$ 126	$ 101